Intangible assets (Details Narrative) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,600	$ 600	$ 2,400	$ 1,000		$ 1,700	$ 1,500
Impairment of Intangible Assets (Excluding Goodwill)	$ 2,690		2,690		$ 1,600	2,141
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			$ 2,690		$ 1,585
Impairment loss						$ 2,100